The Company and basis of presentation (Tables)	9 Months Ended
Sep. 30, 2019
The Company and basis of presentation
Reconciliation of IFRS 16 Lease Liabilities

Reconciliation of lease liabilities upon the initial application of IFRS 16 in € THOUS

Future minimum rental payments as of December 31, 2018 (IAS 17)	5,527,638
less short-term leases	(21,936)
less leases of low-value assets	(34,145)
other	(26,975)
Gross lease liabilities as of January 1, 2019	5,444,582
Discounting	(893,957)
Lease liabilities as a result of the initial application of IFRS 16 as of January 1, 2019	4,550,625
Lease liabilities from capital leases as of December 31, 2018 (IAS 17)	36,144
Lease liabilities as of January 1, 2019	4,586,769

Leasing on the consolidated statements of income

Leasing in the consolidated statements of income

in € THOUS

	For the three months	For the nine months
	ended September 30,	ended September 30,
	2019	2019
Depreciation on right-of-use assets	176,204	519,093
Impairments on right-of-use assets	18,982	18,982
Expenses relating to short-term leases	17,045	39,538
Expenses relating to leases of low-value assets	9,055	20,862
Expenses relating to variable lease payments	6,983	26,138
Interest expense on lease liabilities	42,729	127,779

Leasing on the consolidated balance sheet

Right-of-use assets

in € THOUS

September 30,
2019
Right-of-use assets: Land	27,036
Right-of-use assets: Buildings and improvements	3,957,825
Right-of-use assets: Machinery and equipment	358,447
Right-of-use assets	4,343,308